Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of current inventory and non-current inventory
	December 31,
Current inventory:	2022	2021

Finished goods	$3,656,990	$2,772,167
Work-in-process	125,259	355,830
Billets	2,282,093	2,255,933
Raw materials and supplies	5,446,489	5,092,292
Materials, spare parts and rollers	1,264,727	1,271,891
Materials in-transit	15,753
	$12,791,311	$11,748,113

	December 31,
	2022	2021

Coke	$1,237,188	$1,303,975
Spare parts	74,361	62,092
Rollers	177,270	162,263
Finished goods	353,095	353,095
	1,841,914	1,881,425

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,488,819	$1,528,330